Long-term Borrowing (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of the Group's long-term borrowings
The following table summarizes the details of the Group’s long-term borrowings:

	Maturity Date	Principal Amount	Interest Rate	As of
Type			Per Annum	December 31, 2018	December 31, 2019
				RMB
Bank loan	January 10, 2020	25,000	7.00%	11,267	62
Bank loan	September 30, 2020	15,000	7.00%	15,804	6,818
Total				27,071	6,880

Less: Current portion of long-term borrowings				(11,267)	(6,880)

				15,804	—